Organization and Operations (Details)	0 Months Ended	6 Months Ended	12 Months Ended
	May 17, 2011	Sep. 30, 2014	Mar. 31, 2014	Mar. 31, 2013
Organization and operations
Equity method ownership interest (as a percent)			50.00%
Ownership interest (as a percent)	0.10%	0.10%	0.10%	0.10%
TLP | General partner
Organization and operations
Ownership interest (as a percent)		2.00%
TLP | Limited partner
Organization and operations
Ownership interest (as a percent)		19.70%
Retail propane and distillate operations
Organization and operations
Number of owned terminals		22	22
Retail propane and distillate operations | Minimum
Organization and operations
Number of states in which entity operates		20	20
Refined products and renewables | BOSTCO
Organization and operations
Equity method ownership interest (as a percent)		42.50%
Refined products and renewables | Frontera
Organization and operations
Equity method ownership interest (as a percent)		50.00%
Crude oil logistics
Organization and operations
Equity method ownership interest (as a percent)		50.00%